UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.2%
ASSET-BACKED SECURITIES — 2.0%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%		04/28/26	500	$500,760
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	250	250,223
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	2.978	%(a)	01/17/26	250	241,324
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195%		04/18/26	750	755,988
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360%		04/15/26	500	505,618

TOTAL ASSET-BACKED SECURITIES (cost $2,220,286)					2,253,913

BANK LOANS(a) — 92.7%
Aerospace & Defense — 2.3%
B/E Aerospace, Inc.	4.000%		12/31/21	375	375,703
CPI International, Inc.	4.250%		11/17/17	348	344,332
Doncasters PLC	4.500%		04/09/20	493	487,990
LM US Member LLC/LM US Corp. Acquisition	8.500%		01/25/21	250	247,500
SI Organization, Inc.	5.750%		11/22/19	249	249,240
TransDigm Group, Inc.	3.750%		06/04/21	499	494,208
Wyle Services Corp.	5.000%		05/23/21	379	377,537

					2,576,510

Airlines — 0.3%
United Airlines, Inc.	3.500%		04/01/19	320	315,723

Automotive — 2.2%
BBB Industries LLC	6.000%		11/03/21	250	247,500
Chrysler Group LLC	3.250%		12/31/18	746	740,653
Cooper Standard Automotive, Inc.	4.000%		04/05/21	374	371,140
Federal-Mogul Holdings Corp.	4.000%		04/16/18	249	246,804
Federal-Mogul Holdings Corp.	4.750%		04/15/21	200	198,859
Gates Global LLC (original cost $396,000; purchased 06/12/14)(b)(c)	4.250%		07/05/21	400	395,786
Tower Auto Holdings USA LLC	4.000%		04/23/20	373	371,259

					2,572,001

Brokerage — 1.6%
BATS Global Markets, Inc.	5.000%		01/31/20	857	850,964
TMFS Holdings LLC	5.500%		07/30/21	250	246,563
VFH Parent LLC	5.750%		11/08/19	720	719,325

					1,816,852

Building Materials & Construction — 2.1%
AECOM Technology Corp.	3.750%		10/15/21	256	256,402
Apex Tool Group LLC	4.500%		01/31/20	493	481,624
CHI Overhead Doors, Inc.	5.520%		03/18/19	176	174,985
Continental Building Products LLC	4.000%		08/28/20	454	446,537
Ply Gem Industries, Inc.	4.000%		02/01/21	199	196,347
Quikrete Co., Inc.	7.000%		03/26/21	125	125,937

Summit Materials LLC	5.000%	01/30/19	269	269,516
Wilsonart LLC	4.000%	10/31/19	492	484,072

				2,435,420

Cable — 0.8%
Numericable US LLC	4.500%	05/21/20	400	400,214
WideOpenWest Finance LLC	4.750%	04/01/19	488	486,609

				886,823

Capital Goods — 7.4%
4L Technologies, Inc.	5.500%	05/08/20	550	547,021
ADS Waste Holdings, Inc.	3.750%	10/09/19	418	409,472
Allflex Holdings III, Inc. (original cost $742,500; purchased 06/07/13)(b)(c)	4.250%	07/17/20	743	737,395
Alstom SA	5.500%	08/27/21	250	246,250
CPM Acquisition Corp.	6.250%	08/29/17	684	680,242
Doosan Infracore International, Inc.	4.500%	05/28/21	437	437,092
Gardner Denver, Inc. (original cost $566,404; purchased 07/23/13)(b)(c)	4.250%	07/30/20	569	554,781
Husky Injection Molding Systems Ltd.	4.250%	06/30/21	400	395,499
IBC Capital US LLC	4.750%	09/09/21	275	273,510
Mirror Bidco Corp.	4.250%	12/27/19	398	394,475
MX Holdings US, Inc.	4.250%	08/16/20	371	367,083
Neff Rental LLC	7.250%	06/09/21	167	166,886
Penn Engineering & Manufacturing Corp.	4.500%	08/30/21	400	398,500
Pro Mach, Inc.	5.500%	10/22/21	400	399,333
RBS Global, Inc./Rexnord LLC	4.000%	08/21/20	743	737,086
Silver II Borrower SCA (Luxembourg)	4.000%	12/13/19	471	460,265
STS Operating, Inc.	4.750%	02/12/21	373	371,259
Synagro Infrastructure Co., Inc.	6.250%	08/22/20	248	242,550
Tank Holding Corp.	4.250%	07/09/19	211	207,832
Unifrax I LLC (original cost $376,607; purchased 12/06/11 - 07/28/14)(b)(c)	4.250%	11/28/18	380	375,863

				8,402,394

Chemicals — 6.4%
Arysta LifeScience SPC LLC	8.250%	11/30/20	125	126,094
Axalta Coating Systems US Holding	3.750%	02/01/20	708	698,408
AZ Chem US, Inc.	4.500%	06/11/21	479	478,069
Citadel Plastics Holdings, Inc.	5.250%	11/30/20	375	375,000
Colouroz Investment 2 LLC	4.750%	09/07/21	500	497,084
Colouroz Investment 2 LLC	8.250%	09/06/22	200	190,000
Emerald Performance Materials LLC	7.750%	08/01/22	300	295,000
Kronos Worldwide, Inc.	4.750%	02/28/20	398	398,199
MacDermid, Inc.	4.000%	06/07/20	247	243,357
Nexeo Solutions LLC	5.000%	09/08/17	290	287,088
Nusil Technology LLC (original cost $373,743; purchased 04/14/11 - 11/07/14)(b)(c)	5.250%	04/07/17	375	371,461
Oxea Fin LLC (original cost $493,763; purchased 06/06/13)(b)(c)	4.250%	01/15/20	495	484,481
Phillips-Medisize Corp.	4.750%	06/16/21	374	371,958
Polymer Group, Inc.	5.250%	12/19/19	298	297,876
Royal Adhesives & Sealants LLC	5.500%	07/31/18	291	291,294
Solenis International LP	4.250%	07/31/21	500	491,875
Solenis International LP	7.750%	07/31/22	200	196,150
Tata Chemicals NA, Inc.	3.750%	08/07/20	741	730,441
Tronox Pigments Netherlands BV	4.000%	03/19/20	533	529,236

				7,353,071

Consumer — 6.8%
Acosta Holdco, Inc.	5.000%	09/27/21	500	501,719
Advantage Sales & Marketing, Inc.	7.500%	07/25/22	250	248,214
Bombardier Recreational Products, Inc.	4.000%	01/30/19	377	374,126
Cole Haan, Inc.	5.000%	02/01/20	246	238,354
Fitness International LLC	5.500%	07/01/20	249	246,258
Hilex Poly Co. LLC	5.000%	06/30/21	325	320,328
Hoffmaster Group, Inc.	5.250%	05/11/20	249	248,440
Huish Detergents, Inc.	5.500%	03/23/20	489	470,507
Libbey Glass, Inc.	3.750%	04/09/21	349	346,943
MPG Holdco I, Inc.	4.500%	10/20/21	600	601,688
NVA Holdings, Inc.	4.750%	08/14/21	500	499,688
Pilot Travel Centers LLC	4.250%	10/01/21	1,000	1,002,500
Prestige Brands, Inc.	4.500%	09/03/21	493	494,288
ServiceMaster Co.	4.250%	07/01/21	575	571,838
Spin Holdco, Inc.	4.250%	11/14/19	323	320,667
SRAM Corp.	4.020%	04/10/20	310	304,169
Tempur-Pedic International, Inc.	3.500%	03/18/20	341	336,985
TMK Hawk Parent Corp.	5.250%	10/01/21	350	349,125
Water Pik, Inc.	5.750%	07/08/20	248	245,489

				7,721,326

Electric — 2.5%
Bayonne Energy Center LLC	4.500%	08/19/21	589	591,862
Energy Future Intermediate Holding Co. LLC	4.250%	06/20/16	500	499,875
Intergen NV (original cost $502,884; purchased 06/07/13)(b)(c)	5.500%	06/15/20	518	515,845
Star West Generation LLC	4.250%	03/13/20	482	478,468
TPF Generation Holdings LLC	4.750%	12/31/17	421	403,184
USIC Holdings, Inc.	4.000%	07/10/20	370	362,443

				2,851,677

Energy - Other — 4.4%
American Energy Marcellus LLC	5.250%	08/04/20	500	472,916
American Energy Marcellus LLC	8.500%	08/04/21	300	273,000
Citgo Petroleum Corp.	4.500%	07/29/21	250	249,792
Drillships Financing Holding, Inc.	5.500%	07/26/21	175	162,343
Drillships Financing Holding, Inc.	6.000%	03/31/21	372	344,881
Expro Holdings 3 Ltd. (United Kingdom)	5.750%	09/02/21	400	382,000
Fairmount Minerals Ltd.	4.500%	09/05/19	248	246,623
Fieldwood Energy LLC	8.375%	09/30/20	500	449,688
Floatel Delaware LLC	6.000%	06/29/20	373	354,469
FTS International, Inc.	5.750%	04/16/21	327	310,636
Green Energy Partners LLC	6.500%	11/12/21	250	252,031
Pacific Drilling SA (Luxembourg)	4.500%	06/01/18	518	479,555
Power Buyer LLC	4.250%	05/06/20	307	298,774
Power Buyer LLC	4.250%	05/06/20	16	15,954
Samson Investment Co.	5.000%	09/25/18	300	272,875
Seadrill Operating LP (United Kingdom)	4.000%	02/19/21	496	447,452

				5,012,989

Foods — 4.0%
Albertsons Holdings LLC	4.000%	08/23/19	400	399,333
Albertsons Holdings LLC	4.500%	08/25/21	550	551,461
ARAMARK Corp.	3.250%	09/07/19	243	239,519
B.C. Unlimited Liability Co.	4.500%	10/27/21	550	551,276
Big Heart Pet Brands, Inc.	3.500%	03/09/20	373	359,900

GFA Brands, Inc./UHF Acquisition Corp.	4.500%	07/09/20	248	243,942
Mill US Acquisition LLC	5.000%	07/03/20	422	415,323
New Albertsons, Inc.	4.750%	06/27/21	250	248,750
Roundy’s Supermarkets, Inc.	5.750%	03/03/21	672	627,550
Stater Bros. Markets	4.750%	05/12/21	499	497,815
Viskase Cos., Inc.	4.250%	01/30/21	397	388,556

				4,523,425

Gaming — 4.2%
Boyd Gaming Corp.	4.000%	08/14/20	467	461,829
Caesars Entertainment Operating Co., Inc.	6.985%	03/01/17	179	162,878
Caesars Entertainment Resort Properties LLC	7.000%	10/11/20	496	473,609
CCM Merger, Inc. (original cost $437,510; purchased 07/30/14)(b)(c)	4.500%	08/06/21	441	440,265
CityCenter Holdings LLC	4.250%	10/16/20	1,137	1,134,592
Golden Nugget, Inc.	5.500%	11/21/19	744	749,027
Scientific Games International, Inc.	6.000%	10/01/21	775	762,285
Station Casinos LLC	4.250%	03/02/20	286	283,761
Yonkers Racing Corp.	4.250%	08/20/19	384	342,737

				4,810,983

Health Care & Pharmaceutical — 9.8%
Alliance HealthCare Services, Inc.	4.250%	06/03/19	741	732,296
Amneal Pharmaceuticals LLC	4.752%	11/01/19	347	345,346
Boston Luxembourg III SARL	4.000%	08/28/19	247	246,256
Carecore National LLC	5.500%	03/05/21	373	374,075
Catalent Pharma Solutions, Inc.	4.250%	05/20/21	668	668,205
Catalent Pharma Solutions, Inc.	6.500%	12/29/17	37	36,726
CCS Intermediate Holdings LLC	5.000%	07/23/21	225	222,750
Community Health Systems, Inc.	4.250%	01/27/21	1,241	1,243,145
FHC Health Systems, Inc.	5.000%	10/31/21	500	500,625
IASIS Healthcare Corp.	4.500%	05/03/18	488	487,872
IMS Health, Inc.	3.500%	03/17/21	721	711,456
INC Research LLC	4.750%	11/12/21	375	373,750
MPH Acquisition Holdings LLC	4.000%	03/31/21	440	433,297
Ortho Clinical Diagnostics	4.750%	06/30/21	748	740,436
Par Pharmaceutical Cos., Inc.	4.000%	09/30/19	393	386,860
Patheon Pharmaceuticals, Inc.	4.250%	03/11/21	499	486,905
Pharmedium Healthcare Corp.	4.250%	01/28/21	291	285,907
PRA Holdings	4.500%	09/23/20	512	509,634
RadNet Management, Inc.	4.250%	10/10/18	289	288,484
RadNet Management, Inc.	8.000%	03/25/21	225	224,437
Salix Pharmaceuticals Ltd.	4.250%	01/02/20	481	474,767
STHI Holdings Corp.	4.500%	08/06/21	225	224,344
Surgery Center Holdings, Inc.	5.250%	11/03/20	275	274,771
Truven Health Analytics, Inc.	4.500%	06/06/19	98	95,806
Valeant Pharmaceuticals International, Inc.	3.500%	08/05/20	796	790,601

				11,158,751

Insurance — 2.3%
AmWINS Group, Inc.	5.000%	09/06/19	246	245,936
Asurion LLC	5.000%	05/24/19	468	465,845
CCC Information Services, Inc.	4.000%	12/20/19	320	316,911
HUB International Ltd.	4.750%	10/02/20	693	685,221
Sedgwick Claims Management Services, Inc.	3.750%	03/01/21	647	632,602
Sedgwick Claims Management Services, Inc.	6.750%	02/28/22	250	243,594

				2,590,109

Lodging — 0.6%
Great Wolf Resorts, Inc.	4.250%	08/06/20	296	291,806
Playa Resorts Holding BV (Netherlands)	4.000%	08/09/19	446	440,488

				732,294

Media & Entertainment — 6.4%
Cengage Learning Acquisition, Inc. (original cost $519,763; purchased 03/06/14)(b)(c)	7.000%	03/31/20	522	522,506
Clear Channel Communications, Inc.	3.883%	01/29/16	242	239,580
ClubCorp Club Operations, Inc.	4.500%	07/24/20	300	299,000
Cumulus Media Holdings, Inc.	4.250%	12/23/20	241	237,651
Delta 2 SARL (Luxembourg)	4.750%	07/30/21	275	272,766
EMI Group North America Holdings, Inc.	3.750%	06/29/18	314	310,901
Emmis Operating Co.	6.000%	06/10/21	225	223,875
Entravision Communications Corp.	3.500%	05/29/20	241	234,812
Getty Images, Inc.	4.750%	10/18/19	491	464,538
Gray Television, Inc.	3.750%	06/14/21	499	493,970
Ion Media Networks, Inc.	4.874%	12/18/20	498	497,502
Learfield Communications, Inc.	4.500%	10/09/20	496	495,636
Media Gen, Inc.	4.250%	07/31/20	544	544,526
NEP Broadcasting LLC	9.500%	07/22/20	57	56,929
NEP/NCP Holdco, Inc.	4.250%	01/22/20	493	485,550
RentPath, Inc. (original cost $314,519; purchased 05/22/13)(b)(c)	6.250%	05/29/20	321	320,336
SuperMedia, Inc.	12.000%	12/30/16	407	330,827
Tribune Publishing Co.	5.750%	08/04/21	200	196,500
TWCC Holding Corp. (original cost $245,000; purchased 10/14/14)(b)(c)	7.000%	06/26/20	250	244,375
Univision Communications, Inc. (original cost $853,585; purchased 12/08/11 - 09/19/13)(b)(c)	4.000%	03/01/20	888	878,225

				7,350,005

Metals & Mining — 1.1%
Alpha Natural Resources, Inc.	3.500%	05/22/20	493	416,984
Oxbow Carbon LLC	8.000%	01/17/20	225	217,125
Peabody Energy Corp.	4.250%	09/24/20	495	479,036
Phoenix Services International LLC	6.000%	06/30/17	99	97,890

				1,211,035

Non-Captive Finance — 2.2%
Altisource Solutions SARL (Luxembourg)	4.500%	12/09/20	345	299,950
Guggenheim Partners Investment Management	4.250%	07/22/20	371	370,043
Infinity Acquisition LLC	4.250%	08/06/21	275	270,359
National Financial Partners Corp.	4.500%	07/01/20	373	369,397
Onsite Rental Group Operation Pty. Ltd.	5.500%	07/30/21	225	222,750
Packers Holdings LLC	5.000%	12/31/21	275	275,000
RCS Capital Corp.	6.500%	04/29/19	370	344,853
SNL Financial LC	4.500%	10/23/18	355	351,516

				2,503,868

Other Industry — 2.9%
Alix Partners LLP	4.000%	07/10/20	494	489,224
Alliance Laundry Holdings LLC	9.500%	12/10/19	205	204,290
Allied Security Holdings LLC	4.250%	02/12/21	367	364,843
Allied Security Holdings LLC	8.000%	08/13/21	182	180,297
American Tire Distributors, Inc.	5.750%	06/01/18	249	249,180
AVSC Holding Corp.	4.500%	01/25/21	274	273,625
Brickman Group Holdings, Inc.	4.000%	12/18/20	472	466,335
Laureate Education, Inc.	5.000%	06/18/18	346	334,347
MH Sub I LLC/Micro Holdings Corp.	5.000%	07/08/21	13	12,950

Minerals Technologies, Inc.	4.000%	05/07/21	480	477,871
University Support Services LLC	5.750%	08/06/21	250	247,500

				3,300,462

Packaging — 2.1%
Ardagh Holdings USA, Inc. (Luxembourg)	4.000%	12/17/19	498	495,427
Berlin Packaging LLC	4.500%	10/01/21	500	497,812
Bway Holding Co. (original cost $567,827; purchased 08/08/14)(b)(c)	5.500%	08/14/20	574	574,710
Exopack Holdings SA (Luxembourg)	5.250%	05/08/19	248	248,900
Signode Industrial Group US, Inc.	4.000%	05/01/21	317	312,115
Tricorbraun, Inc. (original cost $236,589; purchased 04/30/12)(b)(c)	4.000%	05/03/18	238	235,284

				2,364,248

Paper — 0.2%
Appvion, Inc.	5.750%	06/28/19	272	268,960

Pipelines & Other — 0.4%
Atlas Energy LP	6.500%	07/31/19	495	497,475

Real Estate — 0.4%
Starwood Property Trust, Inc.	3.500%	04/17/20	495	485,500

Restaurants — 1.0%
CEC Entertainment, Inc.	4.250%	02/12/21	721	708,977
Dave & Busters, Inc.	4.500%	07/25/20	487	486,488

				1,195,465

Retailers — 3.9%
Academy Ltd.	4.500%	08/03/18	500	498,840
Bass Pro Group LLC	3.750%	11/20/19	241	239,455
Burlington Coat Factory Warehouse Corp.	4.250%	08/13/21	274	272,667
Lands’ End, Inc.	4.250%	04/05/21	374	366,765
Leslie’s Poolmart, Inc.	4.250%	10/16/19	366	359,560
Michaels Stores, Inc.	4.000%	01/28/20	499	496,464
Neiman Marcus Group Ltd. LLC	4.250%	10/25/20	619	614,636
Rite Aid Corp.	5.750%	08/21/20	375	376,875
Sears Roebuck Acceptance Corp.	5.500%	06/30/18	495	479,779
Vestcom International, Inc.	5.250%	09/30/21	500	497,500
Wand Intermediate I LP	4.750%	09/17/21	225	225,844

				4,428,385

Technology — 12.1%
ACTIVE Network, Inc.	5.500%	11/13/20	248	246,161
Applied Systems, Inc.	7.500%	01/24/22	150	149,906
Avaya, Inc.	4.733%	10/26/17	434	421,240
Avaya, Inc.	6.500%	03/30/18	196	194,877
BMC Software Finance, Inc.	5.000%	09/10/20	431	424,094
Ceridian Corp.	4.500%	05/09/17	247	244,568
CompuCom Systems, Inc.	4.250%	05/11/20	286	272,615
Deltek, Inc. (original cost $364,753; purchased 10/04/12)(b)(c)	4.500%	10/10/18	368	366,227
Entegris, Inc.	3.500%	04/30/21	486	481,537
Evergreen Skills SARL (Luxembourg)	4.500%	04/28/21	499	493,228
Evergreen Skills SARL (Luxembourg)	9.250%	04/28/22	200	190,100
Evertec Group LLC	3.500%	04/17/20	272	266,584
First Data Corp.	3.733%	09/24/18	500	493,125
Freescale Semiconductor, Inc.	4.250%	02/28/20	736	728,761
Freescale Semiconductor, Inc.	5.000%	01/15/21	495	495,619
Go Daddy Operating Co. LLC	4.750%	05/13/21	374	372,593

Hyland Software, Inc.	4.750%	02/19/21	246	246,340
Interactive Data Corp.	4.500%	05/03/21	150	150,280
Internet Brands	5.000%	07/08/21	187	185,539
IPC Systems, Inc.	6.000%	11/09/20	499	498,438
Kronos, Inc.	4.500%	10/30/19	493	492,875
Kronos, Inc.	9.750%	04/30/20	449	462,627
MA FinanceCo. LLC	4.500%	11/20/19	350	338,450
MMI International Ltd.	7.250%	11/20/18	76	75,869
P2 Upstream Acquisition Co.	5.000%	10/30/20	248	245,023
Presidio, Inc.	5.000%	03/31/17	211	210,650
RBS WorldPay, Inc.	4.500%	11/29/19	495	490,050
RBS WorldPay, Inc.	4.750%	11/29/19	475	473,575
SourceHOV LLC	7.750%	10/31/19	375	364,453
Sungard Availability Services Capital, Inc.	6.000%	03/29/19	373	332,314
Syniverse Holdings, Inc.	4.000%	04/23/19	482	473,494
TIBCO Software, Inc.	5.500%	12/07/15	525	522,375
TransUnion LLC	4.000%	04/09/21	796	788,372
Ultima US Holdings LLC	5.500%	07/02/20	273	273,620
Vantiv LLC	3.750%	06/11/21	549	545,539
Zebra Technology Corp.	4.750%	10/27/21	800	806,200

				13,817,318

Telecommunications — 1.7%
Global Tel*Link Corp.	5.000%	05/22/20	317	314,472
Level 3 Finance, Inc.	4.000%	01/15/20	1,000	998,333
Mitel Networks Corp. (Canada)	5.250%	01/31/20	214	214,431
XO Communications LLC	4.250%	03/20/21	398	394,319

				1,921,555

Transportation — 0.6%
Navios Maritime Partners LP	5.250%	06/27/18	395	396,370
OSG Bulk Ships, Inc.	5.250%	08/05/19	249	248,751

				645,121

TOTAL BANK LOANS (cost $106,478,610)				105,749,745

CORPORATE BONDS — 4.5%
Chemicals — 0.4%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	170	163,200
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20	300	328,875

				492,075

Consumer — 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	250	230,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	125	129,063

				359,063

Electric — 0.2%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%	11/01/19	250	260,000

Energy - Other — 0.1%
Hercules Offshore, Inc., Gtd. Notes, 144A	7.500%	10/01/21	75	38,625

Foods — 0.3%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	350	357,420

Gaming — 0.2%
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	250	260,625

Health Care & Pharmaceutical — 0.5%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	375	401,250
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750%	04/15/23	200	190,000

				591,250

Media & Entertainment — 0.4%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	200	221,500
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	250	245,000

				466,500

Packaging — 0.3%
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	300	307,500

Pipelines & Other — 0.3%
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	300	309,000

Real Estate Investment Trusts — 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%	10/15/21	300	319,500
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875%	06/01/21	125	127,500
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	349,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	250	261,250

				1,057,375

Retailers — 0.1%
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250%	06/15/21	100	107,250

Technology — 0.5%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	346,110
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	175	186,375

				532,485

TOTAL CORPORATE BONDS (cost $5,125,905)				5,139,168

TOTAL LONG-TERM INVESTMENTS (cost $113,824,801)				113,142,826

SHORT-TERM INVESTMENT — 2.1%
			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,373,880)(d)			2,373,880	2,373,880

TOTAL INVESTMENTS — 101.3% (cost $116,198,681)(e)				115,516,706
Liabilities in excess of other assets — (1.3)%				(1,438,904)

NET ASSETS — 100.0%				$114,077,802

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2014.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $7,090,065. The aggregate value of $7,124,790 is approximately 6.2% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$116,173,404

Appreciation	469,871
Depreciation	(1,126,569)

Net Unrealized Depreciation	$(656,698)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,253,913	$—
Bank Loans	—	93,594,867	12,154,878
Corporate Bonds	—	5,139,168	—
Affiliated Money Market Mutual Fund	2,373,880	—	—

Total	$2,373,880	$100,987,948	$12,154,878

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations
Balance as of 2/28/14	$6,542,267	$1,741,780
Realized gain (loss)	25,628	—
Change in unrealized appreciation (depreciation)*	231,008	—
Purchases	6,244,030	—
Sales	(2,615,742)	—
Accrued discount/premium	2,234	—
Transfers into Level 3	3,942,707	—
Transfers out of Level 3	(2,217,254)	(1,741,780)

Balance as of 11/30/14	$12,154,878	$—

*	Of which, $231,008 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 11 bank loans transferred into Level 3 as a result of using a single broker quote and 7 bank loans and 3 collateralized loan obligations transferred out of Level 3 as a result of no longer using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value November 30, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Bank Loans	$12,154,878	Market Approach	Single broker indicative quote	$87.00 - $100.75($98.57)

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.8%
ASSET-BACKED SECURITIES — 0.7%
Collateralized Loan Obligation — 0.3%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.800	%(a)	10/17/26	1,250	$1,248,750

Non-Residential Mortgage-Backed Security — 0.4%
Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A	1.700	%(a)	07/25/26	2,250	2,234,445

TOTAL ASSET-BACKED SECURITIES (cost $3,497,638)					3,483,195

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.2%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	280	281,958
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	2,705	2,865,837
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,944,788
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	566	569,510
Commercial Mortgage Trust, Series 2013-CR11, Class A2	3.047%		10/10/46	1,500	1,558,824
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643	%(a)	02/15/39	300	313,432
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%		02/25/22	270	274,719
Fannie Mae-ACES, Series 2012-M13, Class A2	2.377%		05/25/22	3,250	3,221,234
Fannie Mae-ACES, Series 2013-M3, Class X1, I/O	4.210	%(a)	02/25/16	1,432	43,024
Fannie Mae-ACES, Series 2014-M2, Class A2	3.513	%(a)	12/25/23	3,950	4,206,635
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	565,555
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	8,500	9,343,378
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,103,125
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.812	%(a)	06/25/20	28,452	1,977,239
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.873	%(a)	03/25/22	27,283	2,750,563
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.602	%(a)	05/25/22	15,156	1,325,693
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.640	%(a)	06/25/22	16,466	1,487,086
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	3,125	3,139,466
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.025	%(a)	10/25/22	41,879	2,379,699
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	6,400	6,392,883
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(a)	02/25/23	6,400	6,751,789
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	4,100	4,316,812
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	6,400	6,615,923
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(a)	07/25/23	7,800	8,341,336
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.940	%(a)	10/25/23	40,959	2,334,325
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.807	%(a)	08/25/16	6,148	130,654
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.909	%(a)	05/25/19	13,273	899,669
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.829	%(a)	07/25/19	12,851	844,833

FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	6,400	6,431,968
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.975	%(a)	06/15/49	1,600	1,626,155
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,000	978,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	2,500	2,587,798
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	1,000	988,328
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	2,500	2,606,893
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284	%(a)	09/15/42	1,192	1,225,022
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	4,000	4,128,840
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,400	2,392,721
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	2,400	2,459,590
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	2,000	2,085,954
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896	%(a)	05/15/43	3,000	3,162,042

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $107,158,354)					107,653,494

COVERED BOND — 0.3%
Westpac Banking Corp. (Australia), Covered Notes, 144A (cost $1,314,941)	2.000%		05/21/19	1,315	1,321,920

FOREIGN GOVERNMENT AGENCY OBLIGATION — 0.3%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $1,758,598)	3.150%		07/24/24	1,765	1,792,350

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.775	%(a)	10/25/28	150	147,712
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.527	%(a)	02/25/34	643	640,530

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $796,115)					788,242

SMALL BUSINESS ADMINISTRATION AGENCIES — 0.3%
Small Business Administration Participation Certificates, Series 1995-20B, Class 1	8.150%		02/01/15	42	42,422
Small Business Administration Participation Certificates, Series 1995-20L, Class 1	6.450%		12/01/15	324	331,704
Small Business Administration Participation Certificates, Series 1996-20H, Class 1	7.250%		08/01/16	326	336,905
Small Business Administration Participation Certificates, Series 1996-20K, Class 1	6.950%		11/01/16	261	271,627
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	98	101,733
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	555	580,714

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $1,606,747)					1,665,105

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.4%
Fannie Mae, Series 2002-57, Class ND	5.500%		09/25/17	347	361,670
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	1,425	1,411,400
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,530	1,538,608
Federal Home Loan Mortgage Corp.	2.354	%(a)	05/01/34	1,108	1,182,852

Federal Home Loan Mortgage Corp.(b)	2.500%		TBA	500	509,570
Federal Home Loan Mortgage Corp.(b)	3.000%		TBA	3,000	3,030,586
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 06/01/29	1,910	1,993,548
Federal Home Loan Mortgage Corp.(b)	3.500%		TBA	1,000	1,059,297
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,500	2,592,675
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	3,318	3,458,225
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	8,134	8,689,262
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	4,284	4,652,473
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	5,358	5,950,546
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 01/01/38	711	796,905
Federal Home Loan Mortgage Corp.	6.000%		08/01/32 - 09/01/34	467	531,418
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	535	618,771
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	55	63,096
Federal Home Loan Mortgage Corp.	8.000%		03/01/22 - 08/01/22	32	32,624
Federal Home Loan Mortgage Corp.	8.500%		01/01/17 - 09/01/19	28	28,845
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	17	16,735
Federal Home Loan Mortgage Corp.	11.500%		10/01/19	6	5,863
Federal National Mortgage Association(c)	0.875%		05/21/18	935	925,883
Federal National Mortgage Association(d)	1.750%		06/20/19	2,300	2,322,595
Federal National Mortgage Association(c)	1.750%		11/26/19	1,105	1,107,625
Federal National Mortgage Association	1.875%		02/19/19	135	137,126
Federal National Mortgage Association	1.996	%(a)	04/01/34	471	500,594
Federal National Mortgage Association	2.180	%(a)	07/01/33	3,172	3,359,283
Federal National Mortgage Association	2.208	%(a)	04/01/34	822	875,751
Federal National Mortgage Association	2.225	%(a)	06/01/34	790	838,853
Federal National Mortgage Association(b)	2.500%		TBA	7,500	7,646,922
Federal National Mortgage Association	2.625%		09/06/24	2,925	2,948,701
Federal National Mortgage Association(b)	3.000%		TBA	2,500	2,603,320
Federal National Mortgage Association	3.000%		01/01/27 - 07/01/43	10,343	10,610,048
Federal National Mortgage Association(b)	3.500%		TBA	500	521,133
Federal National Mortgage Association	3.500%		TBA	2,500	2,648,340
Federal National Mortgage Association	3.500%		TBA	31,500	32,732,929
Federal National Mortgage Association	3.500%		09/01/26 - 03/01/42	3,353	3,513,285
Federal National Mortgage Association	4.000%		TBA	17,000	18,093,715
Federal National Mortgage Association	4.000%		09/01/40	3,242	3,468,965
Federal National Mortgage Association(b)	4.500%		TBA	19,500	21,192,540
Federal National Mortgage Association	4.500%		01/01/20 - 04/01/41	3,973	4,322,335
Federal National Mortgage Association(b)	5.000%		TBA	1,500	1,663,125
Federal National Mortgage Association	5.000%		07/01/18 - 05/01/36	4,152	4,534,977
Federal National Mortgage Association	5.500%		08/01/15 - 11/01/36	12,893	14,498,538
Federal National Mortgage Association	6.000%		08/01/21 - 05/01/36	3,940	4,491,333
Federal National Mortgage Association	6.500%		12/01/14 - 10/01/37	4,820	5,606,246
Federal National Mortgage Association	7.000%		05/01/24 - 02/01/36	566	610,821
Federal National Mortgage Association(e)	7.000%		05/01/24	224	259,614

Federal National Mortgage Association(e)	7.000%		12/01/31	570	687,933
Federal National Mortgage Association	9.000%		04/01/25	13	14,402
Federal National Mortgage Association	9.500%		01/01/25 - 02/01/25	22	22,405
Financing Corp., FICO STRIPS P/O, Series 4-P	1.389	%(f)	10/06/17	2,640	2,555,417
Financing Corp., FICO STRIPS P/O, Series D-P	2.224	%(f)	09/26/19	2,090	1,912,131
Freddie Mac REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	992	1,043,502
Freddie Mac REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	359	373,991
Freddie Mac REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	1,791	1,872,954
Government National Mortgage Association(b)	3.000%		TBA	4,500	4,610,390
Government National Mortgage Association(b)	3.500%		TBA	11,000	11,555,157
Government National Mortgage Association	3.500%		10/20/43	3,011	3,167,231
Government National Mortgage Association(b)	4.000%		TBA	3,000	3,217,734
Government National Mortgage Association	4.000%		02/20/41- 06/20/44	4,240	4,557,089
Government National Mortgage Association	4.500%		TBA	3,500	3,829,218
Government National Mortgage Association	4.500%		02/20/40 - 03/20/41	5,359	5,892,425
Government National Mortgage Association	5.000%		07/15/33 - 04/15/34	2,560	2,854,758
Government National Mortgage Association	5.500%		02/15/34 - 02/15/36	1,070	1,204,530
Government National Mortgage Association	7.000%		03/15/22 - 02/15/29	2,124	2,288,031
Government National Mortgage Association	7.500%		01/15/23 - 07/15/24	275	296,303
Government National Mortgage Association	8.500%		04/15/25	283	343,997
Government National Mortgage Association	9.500%		09/15/16 - 08/20/21	88	89,021
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,416	1,451,479
Ukraine AID, USAID Bond, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	850	853,951

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $238,136,995)					245,253,615

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bonds	2.250%		11/15/24	1,125	1,130,625
U.S. Treasury Bonds	2.875%		05/15/43	895	886,890
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%		04/15/19	15,963	16,038,291
U.S. Treasury Notes	1.250%		11/30/18	20,535	20,517,360
U.S. Treasury Notes	1.375%		06/30/18	2,430	2,450,883
U.S. Treasury Notes	1.500%		12/31/18 - 10/31/19	31,945	32,068,458
U.S. Treasury Notes	1.625%		04/30/19	490	495,053
U.S. Treasury Notes	2.375%		05/31/18 - 08/15/24	19,180	20,006,184
U.S. Treasury Notes	2.875%		03/31/18	15,330	16,250,996
U.S. Treasury Notes	3.125%		08/15/44	535	556,818
U.S. Treasury Notes	3.375%		05/15/44	1,545	1,684,412
U.S. Treasury Notes	3.625%		02/15/44	1,400	1,597,313
U.S. Treasury STRIPS	1.863	%(g)	05/15/22	14,120	12,082,555
U.S. Treasury STRIPS	2.037	%(g)	02/15/22	1,875	1,616,629
U.S. Treasury STRIPS	2.404	%(g)	08/15/21	5,070	4,440,676
U.S. Treasury STRIPS	3.076	%(g)	08/15/24	6,700	5,321,910
U.S. Treasury STRIPS, P/O(c)	3.591	%(f)	05/15/44	5,105	2,075,468
U.S. Treasury STRIPS, P/O	3.875	%(f)	02/15/44	10,995	4,510,743

TOTAL U.S. TREASURY OBLIGATIONS (cost $141,184,095)					143,731,264

TOTAL LONG-TERM INVESTMENTS (cost $495,453,483)					505,689,185

SHORT-TERM INVESTMENTS — 24.5%
	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $14,431,244)(h)	1,587,014	$14,822,707
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $109,538,546; includes $3,672,437 of cash collateral for securities on loan)(h)(i)	109,538,546	109,538,546

TOTAL SHORT-TERM INVESTMENTS (cost $123,969,790)		124,361,253

TOTAL INVESTMENTS — 124.3% (cost $619,423,273)(j)		630,050,438
Liabilities in excess of other assets(k) — (24.3)%		(123,153,723)

NET ASSETS — 100.0%		$506,896,715

The following abbreviations are used in the portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancements Securities
AID	Agency for International Development
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
P/O	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2014.
(b)	All or a partial principal amount of $44,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,619,573; cash collateral of $3,672,437 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Rate shown reflects yield to maturity at purchase date.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$621,186,640

Appreciation	11,344,171
Depreciation	(2,480,373)

Net Unrealized Appreciation	$8,863,798

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
282	2 Year U.S.Treasury Notes	Mar. 2015	$61,752,967	$61,797,656	$44,689
17	10 Year U.S. Treasury Notes	Mar. 2015	2,158,756	2,159,797	1,041
24	U.S. Ultra Treasury Bonds	Dec. 2014	3,581,218	3,861,000	279,782
76	U.S. Ultra Treasury Bonds	Mar. 2015	12,060,149	12,221,750	161,601

					487,113

	Short Positions:
188	5 Year U.S. Treasury Notes	Mar. 2015	22,433,667	22,464,531	(30,864)
9	U.S. Long Bonds	Mar. 2015	1,265,684	1,283,625	(17,941)

					(48,805)

					$438,308

(1)	U.S. Government Agency obligations with a combined market value of $737,769 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at November 30, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2014.

Interest rate swap agreements outstanding at November 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(24,531)	$—	$(24,531)	Citigroup Global Markets
7,700	02/15/19	1.656%	3 Month LIBOR(1)	(108,271)	—	(108,271)	Citigroup Global Markets
7,700	02/15/19	1.794%	3 Month LIBOR(2)	155,142	—	155,142	JPMorgan Chase

				$22,340	$—	$22,340

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 Month LIBOR(2)	$236	$59,713	$59,477
100	02/21/16	0.429%	3 Month LIBOR(1)	150	(39)	(189)
8,625	06/30/16	0.618%	3 Month LIBOR(1)	172	(12,910)	(13,082)
31,790	06/30/16	0.655%	3 Month LIBOR(1)	(3,532)	(66,308)	(62,776)
8,820	06/30/16	0.655%	3 Month LIBOR(1)	172	(18,415)	(18,587)
20,270	08/29/16	0.710%	3 Month LIBOR(1)	138	(43,354)	(43,492)
12,910	05/31/19	1.730%	3 Month LIBOR(1)	208	(45,000)	(45,208)
16,090	08/29/19	1.804%	3 Month LIBOR(2)	160	161,508	161,348
9,200	07/31/21	2.295%	3 Month LIBOR(1)	(169,001)	(188,801)	(19,800)
11,860	09/17/21	2.358%	3 Month LIBOR(2)	221	300,429	300,208
6,200	01/13/22	2.351%	3 Month LIBOR(1)	187	(141,745)	(141,932)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(231,910)	(232,104)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	166	(79,257)	(79,423)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(765,650)	(765,905)
15,075	08/18/24	2.750%	3 Month LIBOR(2)	185	608,457	608,272
4,380	08/29/24	2.560%	3 Month LIBOR(1)	123	(101,887)	(102,010)
17,500	09/17/24	2.732%	3 Month LIBOR(1)	290	(669,939)	(670,229)
6,370	09/17/29	3.070%	3 Month LIBOR(2)	214	364,215	364,001

				$(169,462)	$(870,893)	$(701,431)

A U.S. Government Agency obligation with a market value of $848,252 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at November 30, 2014.

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligation	$—	$1,248,750	$—
Non-Residential Mortgage-Backed Security	—	2,234,445	—
Commercial Mortgage-Backed Securities	—	107,653,494	—
Covered Bond	—	1,321,920	—
Foreign Government Agency Obligation	—	1,792,350	—
Residential Mortgage-Backed Securities	—	788,242	—
Small Business Administration Agencies	—	1,665,105	—
U.S. Government Agency Obligations	—	245,253,615	—
U.S. Treasury Obligations	—	143,731,264	—
Affiliated Mutual Funds	124,361,253	—	—
Other Financial Instruments*
Futures Contracts	438,308	—	—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	22,340	—
Exchange-traded swap agreements	—	(701,431)	—

Total	$124,799,561	$505,010,094	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.